Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2016
Discontinued Operations
Schedule of reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued segment

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities of the discontinued segment that are separately presented on the consolidated balance sheets.

(In Thousands)	September 30, 2016	December 31, 2015
Assets:
Cash and cash equivalents	$—	$1,073
Other assets:
Sales commission receivable	—	3,261
Fixed assets	—	1,060
Prepaid insurance expense	—	37
Security deposit	—	99
Other	—	207
Goodwill	—	5,588
Total Assets	$—	$11,325
Liabilities:
Accrued salaries, wages and commissions	—	2,783
Accounts payable and other accrued liabilities
Contingent liabilities related to business combinations	—	3,424
Other	—	679
Total Liabilities	$—	$6,886

The primary components of discontinued operations are detailed in the table below:

	Three Months Ended September 30,		Nine Months Ended September 30,
(In Thousands)	2016	2015	2016	2015
Other income (expense)
Commission income	—	3,991	2,984	11,396
Property management income	—	408	263	1,443
Other	—	50	16	140
Total other income	—	4,449	3,263	12,979
Employee compensation and benefits	—	(1,285)	(1,071)	(3,702)
Professional fees	—	(179)	(138)	(411)
Allocated employee compensation from related party	—	(12)	—	(44)
Management fees – related party	—	(37)	—	(96)
Incentive fees – related party	—	(14)	—	(28)
Operating expenses
Commission expense	—	(2,454)	(1,844)	(7,207)
Technology expense	—	(221)	(171)	(646)
Rent expense	—	(341)	(268)	(1,025)
Tax expense	—	(5)	(3)	(22)
Recruiting, training, and travel expenses	—	—	(46)	—
Marketing expense	—	(31)	(29)	(31)
Other	—	(727)	(536)	(2,450)
Total other operating expenses	—	(3,779)	(2,897)	(11,381)
Gain on sale	—	—	267	—
Loss before income tax benefit	—	(857)	(576)	(2,683)
Income tax benefit	—	1,243	225	3,740
Gain (loss) on discontinued operations presented on the statements of income	$—	$386	$(351)	$1,057